Shareholder Report, Holdings (Details)	May 31, 2024
C000018356 | Microsoft Corp8032814
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018356 | Apple Inc8032203
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018356 | Amazon.com Inc8032170
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018356 | NVIDIA Corp8032879
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018356 | Broadcom Inc8032283
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018356 | Meta Platforms Inc8032794
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018356 | Visa Inc8033153
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018356 | Johnson & Johnson8032672
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018356 | Morgan Stanley8032828
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018356 | JPMorgan Chase & Co8032678
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018356 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018356 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018356 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018356 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018356 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000018356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000018356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000018356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000018358 | Microsoft Corp8030395
Holdings [Line Items]
Percent of Total Investments	5.50%
C000018358 | Apple Inc8029930
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018358 | NVIDIA Corp8030458
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018358 | JPMorgan Chase & Co8030297
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018358 | Meta Platforms Inc8030380
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018358 | U.S. Treasury Bill8030744
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018358 | Amazon.com Inc8029918
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018358 | Eli Lilly & Co8030155
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018358 | Broadcom Inc8029997
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018358 | Alphabet Inc8029914
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018358 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018358 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018358 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018358 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018358 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000018358 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018357 | Microsoft Corp8031076
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018357 | Apple Inc8029583
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018357 | NVIDIA Corp8031259
Holdings [Line Items]
Percent of Total Investments	5.30%
C000018357 | Amazon.com Inc8029507
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018357 | Meta Platforms Inc8031053
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018357 | Alphabet Inc8029500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018357 | Alphabet Inc8029502
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018357 | Berkshire Hathaway Inc8029706
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018357 | Eli Lilly & Co8030265
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018357 | JPMorgan Chase & Co8030822
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018357 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018357 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018357 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000018357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000018357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000134335 | Microsoft Corp8045858
Holdings [Line Items]
Percent of Total Investments	6.80%
C000134335 | Apple Inc8045033
Holdings [Line Items]
Percent of Total Investments	6.20%
C000134335 | NVIDIA Corp8045945
Holdings [Line Items]
Percent of Total Investments	6.00%
C000134335 | Amazon.com Inc8044983
Holdings [Line Items]
Percent of Total Investments	3.60%
C000134335 | Meta Platforms Inc8045839
Holdings [Line Items]
Percent of Total Investments	2.30%
C000134335 | Alphabet Inc8044974
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134335 | Alphabet Inc8044977
Holdings [Line Items]
Percent of Total Investments	1.90%
C000134335 | Berkshire Hathaway Inc8045102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000134335 | Eli Lilly & Co8045417
Holdings [Line Items]
Percent of Total Investments	1.40%
C000134335 | JPMorgan Chase & Co8045717
Holdings [Line Items]
Percent of Total Investments	1.30%
C000134335 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134335 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134335 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000134335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000134335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000109763 | KKR & Co Inc8045375
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109763 | Crowdstrike Holdings Inc8044732
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109763 | Apollo Global Management Inc8043565
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109763 | Marvell Technology Inc8046767
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109763 | Snowflake Inc8048428
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Workday Inc8049359
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Palantir Technologies Inc8047505
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Spotify Technology SA8048504
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Ferguson PLC8045454
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Trade Desk Inc/The8048846
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109763 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109763 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000109763 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109763 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109763 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000109763 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109763 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109763 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109763 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000109763 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000109763 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000109763 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000109763 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000109763 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109763 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109763 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | FTAI Aviation Ltd8036160
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018361 | Mueller Industries Inc8036732
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | AeroVironment Inc8035255
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Sprouts Farmers Market Inc8037312
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Texas Roadhouse Inc8037426
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Crane Co8035842
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Nova Ltd8036822
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Modine Manufacturing Co8036711
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Parsons Corp8036948
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Ensign Group Inc/The8036013
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018361 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000018361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000018361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000111997 | Old National Bancorp/IN8038772
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111997 | Encompass Health Corp8038229
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Jackson Financial Inc8038511
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Pilgrim's Pride Corp8038869
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Lincoln National Corp8038589
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Columbia Banking System Inc8038092
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Photronics Inc8038866
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Silicon Motion Technology Corp8038709
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Brinker International Inc8037937
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Integra LifeSciences Holdings Corp8038478
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111997 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111997 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000111997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000111997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000111997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000111997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000111997 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018359 | Ensign Group Inc/The8031180
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018359 | Hamilton Lane Inc8031321
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | Kinsale Capital Group Inc8031461
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | Casey's General Stores Inc8030994
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018359 | Matador Resources Co8031519
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018359 | Dick's Sporting Goods Inc8031139
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Wingstop Inc8032062
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Sprouts Farmers Market Inc8031849
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Allison Transmission Holdings Inc8030842
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Reliance Inc8031775
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018359 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018359 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018359 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018359 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018359 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018359 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018359 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000018359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000018359 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018359 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000018359 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000198133 | Microsoft Corp8048878
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198133 | Apple Inc8048617
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198133 | Alphabet Inc8048590
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198133 | NVIDIA Corp8048901
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198133 | Meta Platforms Inc8048872
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198133 | Amazon.com Inc8048598
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198133 | McKesson Corp8048865
Holdings [Line Items]
Percent of Total Investments	1.10%
C000198133 | Eli Lilly & Co8049183
Holdings [Line Items]
Percent of Total Investments	1.00%
C000198133 | Cisco Systems Inc8048689
Holdings [Line Items]
Percent of Total Investments	1.00%
C000198133 | Alphabet Inc8048592
Holdings [Line Items]
Percent of Total Investments	1.00%
C000198133 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198133 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000198133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000198133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000198133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000198133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000198133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000036888 | Amdocs Ltd8039683
Holdings [Line Items]
Percent of Total Investments	2.20%
C000036888 | Verizon Communications Inc8040195
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036888 | McKesson Corp8040085
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036888 | Comcast Corp8039812
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036888 | Gilead Sciences Inc8039932
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036888 | International Business Machines Corp8040083
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036888 | Merck & Co Inc8040088
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Cisco Systems Inc8039792
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Exxon Mobil Corp8040050
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Cigna Group/The8040187
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000036888 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000036888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000036888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000036888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000036888 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000036888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000036888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000036888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000036888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000036888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000036888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000160603 | International Business Machines Corp8044147
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160603 | Verizon Communications Inc8044327
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160603 | AT&T Inc8044180
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160603 | Cisco Systems Inc8044085
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160603 | Novartis AG8044296
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160603 | Koninklijke Ahold Delhaize NV8044499
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160603 | Johnson & Johnson8044153
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160603 | Comcast Corp8044210
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160603 | Bank of New York Mellon Corp/The8044183
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160603 | Lockheed Martin Corp8044274
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160603 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000160603 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000160603 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000160603 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000160603 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160603 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160603 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160603 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160603 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000160603 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000160603 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000160603 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000018354 | Roche Holding AG8025170
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018354 | Nokia Oyj8025420
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018354 | SAP SE8025326
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018354 | Novo Nordisk A/S8025362
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Industria de Diseno Textil SA8025412
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Reckitt Benckiser Group PLC8025593
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Sanofi SA8025500
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Henkel AG & Co KGaA8024972
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Barclays PLC8025530
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018354 | Wolters Kluwer NV8024098
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018354 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018354 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018354 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018354 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018354 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018354 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000018354 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018354 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018354 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018354 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018354 | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000054521 | AP Moller - Maersk A/S8036484
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | AIA Group Ltd8036817
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | SAP SE8036474
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | Henkel AG & Co KGaA8036733
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | Nokia Oyj8036546
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | LG H&H Co Ltd8037687
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Industria de Diseno Textil SA8036540
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Imperial Brands PLC8036653
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Novo Nordisk A/S8036500
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Dollarama Inc8036157
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000054521 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000054521 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000054521 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000054521 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000054521 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000054521 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000054521 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000054521 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000054521 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000054521 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000054521 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177051 | Microsoft Corp8045565
Holdings [Line Items]
Percent of Total Investments	1.90%
C000177051 | NVIDIA Corp8045577
Holdings [Line Items]
Percent of Total Investments	1.70%
C000177051 | Cencora Inc8045469
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177051 | Alphabet Inc8046077
Holdings [Line Items]
Percent of Total Investments	1.30%
C000177051 | Intel Corp8046188
Holdings [Line Items]
Percent of Total Investments	1.10%
C000177051 | Equitable Holdings Inc8046179
Holdings [Line Items]
Percent of Total Investments	1.10%
C000177051 | Tyson Foods Inc8046025
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177051 | AutoZone Inc8044976
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177051 | Meta Platforms Inc8045562
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177051 | Moody's Corp8046124
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177051 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000177051 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000177051 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177051 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177051 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177051 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177051 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000177051 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177051 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177051 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000177051 | India
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030145 | Taiwan Semiconductor Manufacturing Co Ltd8022704
Holdings [Line Items]
Percent of Total Investments	6.00%
C000030145 | Naspers8023256
Holdings [Line Items]
Percent of Total Investments	2.20%
C000030145 | Samsung Electronics Co Ltd8022548
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030145 | Alibaba Group Holding Ltd8023170
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030145 | Kia Corp8022514
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030145 | Hana Financial Group Inc8022484
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030145 | Petroleo Brasileiro SA8022751
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030145 | Itau Unibanco Holding SA8023249
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030145 | Emaar Properties PJSC8022212
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030145 | Vipshop Holdings Ltd8022764
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030145 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030145 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030145 | China
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030145 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030145 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030145 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030145 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030145 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030145 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030145 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030145 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030145 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000039813 | BNP Paribas8034222
Holdings [Line Items]
Percent of Total Investments	0.80%
C000039813 | Towd Point Mortgage Trust8034962
Holdings [Line Items]
Percent of Total Investments	0.80%
C000039813 | STAR Trust8034946
Holdings [Line Items]
Percent of Total Investments	0.70%
C000039813 | Connecticut Avenue Securities Trust8034821
Holdings [Line Items]
Percent of Total Investments	0.60%
C000039813 | Connecticut Avenue Securities Trust8034818
Holdings [Line Items]
Percent of Total Investments	0.60%
C000039813 | FHLMC STACR REMIC Trust8034513
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust8034502
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Connecticut Avenue Securities Trust8034824
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | GRACIE POINT INTERNATIONAL FUNDING8034846
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Invitation Homes Trust8034873
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000039813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039813 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000039813 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039813 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000039813 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000039813 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000018355 | U.S. Treasury Notes8026469
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018355 | U.S. Treasury Notes8023700
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018355 | U.S. Treasury Notes8026461
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018355 | U.S. Treasury Bonds8023660
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018355 | U.S. Treasury Bonds8026482
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018355 | U.S. Treasury Notes8026466
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018355 | U.S. Treasury Bonds8026905
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018355 | U.S. Treasury Bills8026493
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018355 | U.S. Treasury Bonds8026903
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018355 | U.S. Treasury Bonds8028062
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018355 | Affiliated Partnership
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018355 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018355 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000018355 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018355 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018355 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000018355 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018355 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018352 | Zayo Group Holdings8026587
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018352 | Comstock Resources8025209
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | TCP Whitney CLO8024024
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Team Health Holdings, Inc., Extended Term Loan, 1st Lien8023426
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | DISH Network8025309
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Tronox8026820
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Carnival8024463
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | TransDigm8026802
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | CCO Holdings LLC8025040
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | EMRLD Borrower8025349
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018352 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000018352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000018352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018352 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018352 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018352 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000018352 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112815 | U.S. Treasury Bonds8032408
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112815 | U.S. Treasury Bonds8032330
Holdings [Line Items]
Percent of Total Investments	2.70%
C000112815 | U.S. Treasury Bonds8032403
Holdings [Line Items]
Percent of Total Investments	2.70%
C000112815 | U.S. Treasury Bonds8032326
Holdings [Line Items]
Percent of Total Investments	1.70%
C000112815 | U.S. Treasury Bonds8032356
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112815 | U.S. Treasury Notes8032290
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112815 | U.S. Treasury Bonds8032293
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112815 | U.S. Treasury Bonds8032395
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112815 | U.S. Treasury Bonds8032406
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112815 | U.S. Treasury Bonds8032305
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112815 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112815 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112815 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000112815 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112815 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112815 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112815 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000112815 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112815 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112815 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112815 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000112815 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112815 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000112815 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112815 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112815 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112815 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018351 | U.S. Treasury Bonds8040447
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018351 | U.S. Treasury Bonds8040239
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8040251
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018351 | U.S. Treasury Bonds8041111
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018351 | Comcast8040494
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018351 | Bank of America8040373
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018351 | U.S. Treasury Bonds8040850
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018351 | Comcast8040496
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8040248
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Pfizer Investment Enterprises Pte8041332
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018351 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000018351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000018351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018351 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018351 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018351 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096276 | U.S. Treasury Notes8041745
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096276 | U.S. Treasury Bills8041562
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096276 | U.S. Treasury Notes8041739
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096276 | U.S. Treasury Bills8041554
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096276 | Barclays8041571
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | BNP Paribas8041574
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Bank of America8041732
Holdings [Line Items]
Percent of Total Investments	0.90%
C000096276 | AerCap Ireland Capital DAC / AerCap Global Aviation Trust8041872
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Capital One Multi-Asset Execution Trust8041981
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Morgan Stanley8041821
Holdings [Line Items]
Percent of Total Investments	0.70%
C000096276 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096276 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096276 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096276 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000096276 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096276 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096276 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000096276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096276 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096276 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000096276 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096276 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000096276 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000096276 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096276 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000096276 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096276 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018353 | U.S. Treasury Notes8039442
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018353 | South Africa Government International Bond8038667
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018353 | Mexican Bonos8038519
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018353 | Thailand Government Bond8038624
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | Brazil Notas do Tesouro Nacional8037830
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | South Africa Government International Bond8038673
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | South Africa Government International Bond8038664
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Mexican Bonos8039194
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Colombian TES8038570
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | South Africa Government International Bond8038662
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018353 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018353 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018353 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018353 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018353 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018353 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018353 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018353 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000036889 | U.S. Treasury Inflation-Protected Securities8034980
Holdings [Line Items]
Percent of Total Investments	6.30%
C000036889 | U.S. Treasury Inflation-Protected Securities8035015
Holdings [Line Items]
Percent of Total Investments	6.10%
C000036889 | U.S. Treasury Inflation-Protected Securities8034965
Holdings [Line Items]
Percent of Total Investments	6.00%
C000036889 | U.S. Treasury Inflation-Protected Securities8034968
Holdings [Line Items]
Percent of Total Investments	5.80%
C000036889 | U.S. Treasury Inflation-Protected Securities8035004
Holdings [Line Items]
Percent of Total Investments	5.70%
C000036889 | U.S. Treasury Inflation-Protected Securities8035007
Holdings [Line Items]
Percent of Total Investments	5.60%
C000036889 | U.S. Treasury Inflation-Protected Securities8034996
Holdings [Line Items]
Percent of Total Investments	5.20%
C000036889 | U.S. Treasury Inflation-Protected Securities8035021
Holdings [Line Items]
Percent of Total Investments	5.10%
C000036889 | U.S. Treasury Inflation-Protected Securities8035018
Holdings [Line Items]
Percent of Total Investments	5.10%
C000036889 | U.S. Treasury Inflation-Protected Securities8034999
Holdings [Line Items]
Percent of Total Investments	5.00%
C000036889 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000144225 | U.S. Treasury Notes8046539
Holdings [Line Items]
Percent of Total Investments	9.10%
C000144225 | U.S. Treasury Notes8046398
Holdings [Line Items]
Percent of Total Investments	5.60%
C000144225 | U.S. Treasury Notes8046387
Holdings [Line Items]
Percent of Total Investments	4.80%
C000144225 | U.S. Treasury Notes8046384
Holdings [Line Items]
Percent of Total Investments	4.00%
C000144225 | U.S. Treasury Notes8046530
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144225 | U.S. Treasury Notes8046390
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144225 | U.S. Treasury Notes8046392
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144225 | U.S. Treasury Inflation-Protected Securities8046415
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144225 | FNMA8047486
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144225 | FNMA8047476
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144225 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144225 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144225 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144225 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144225 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144225 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144225 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144225 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144225 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144225 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144225 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000144225 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144225 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000144225 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144225 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000144225 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000150792 | U.S. Treasury Notes8047064
Holdings [Line Items]
Percent of Total Investments	1.30%
C000150792 | U.S. Treasury Notes8047070
Holdings [Line Items]
Percent of Total Investments	1.20%
C000150792 | U.S. Treasury Notes8047067
Holdings [Line Items]
Percent of Total Investments	1.00%
C000150792 | U.S. Treasury Bonds8047058
Holdings [Line Items]
Percent of Total Investments	0.80%
C000150792 | U.S. Treasury Bonds8047512
Holdings [Line Items]
Percent of Total Investments	0.80%
C000150792 | U.S. Treasury Bonds8047515
Holdings [Line Items]
Percent of Total Investments	0.80%
C000150792 | U.S. Treasury Bonds8047061
Holdings [Line Items]
Percent of Total Investments	0.70%
C000150792 | U.S. Treasury Notes8048366
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | Bank of America8047362
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | Mars8047802
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150792 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150792 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000150792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000150792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000150792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000150792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000150792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150792 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150792 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150792 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081914 | Microsoft Corp8040247
Holdings [Line Items]
Percent of Total Investments	5.20%
C000081914 | Apple Inc8039567
Holdings [Line Items]
Percent of Total Investments	4.70%
C000081914 | NVIDIA Corp8040338
Holdings [Line Items]
Percent of Total Investments	4.60%
C000081914 | Amazon.com Inc8039530
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081914 | Meta Platforms Inc8040232
Holdings [Line Items]
Percent of Total Investments	1.70%
C000081914 | Alphabet Inc8039524
Holdings [Line Items]
Percent of Total Investments	1.70%
C000081914 | Alphabet Inc8039526
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081914 | Berkshire Hathaway Inc8039627
Holdings [Line Items]
Percent of Total Investments	1.30%
C000081914 | Eli Lilly & Co8039984
Holdings [Line Items]
Percent of Total Investments	1.10%
C000081914 | JPMorgan Chase & Co8040112
Holdings [Line Items]
Percent of Total Investments	1.00%
C000081914 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081914 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081914 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081914 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081914 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000081914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081914 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000081914 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000102014 | U.S. Treasury Inflation-Protected Securities8042033
Holdings [Line Items]
Percent of Total Investments	22.30%
C000102014 | U.S. Treasury Inflation-Protected Securities8042030
Holdings [Line Items]
Percent of Total Investments	12.40%
C000102014 | U.S. Treasury Inflation-Protected Securities8042027
Holdings [Line Items]
Percent of Total Investments	9.30%
C000102014 | U.S. Treasury Inflation-Protected Securities8042024
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102014 | Exxon Mobil Corp8042933
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102014 | U.S. Treasury Bills8049451
Holdings [Line Items]
Percent of Total Investments	1.30%
C000102014 | U.S. Treasury Notes8049474
Holdings [Line Items]
Percent of Total Investments	1.30%
C000102014 | U.S. Treasury Notes8049487
Holdings [Line Items]
Percent of Total Investments	1.20%
C000102014 | U.S. Treasury Notes8049491
Holdings [Line Items]
Percent of Total Investments	1.10%
C000102014 | Microsoft Corp8043361
Holdings [Line Items]
Percent of Total Investments	1.10%
C000102014 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102014 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000102014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000102014 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102014 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000102014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102014 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000102014 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000102014 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102014 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102014 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102014 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102014 | Reverse Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	(11.70%)
C000102014 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102014 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%